Warrant Liability (Details) (Warrant [Member])	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Warrant [Member]
Risk-free interest rate	1.18%	0.09%
Dividend yield	0.00%	0.00%
Expected volatility	80.00%	80.00%
Expected term (years)	4 years 9 months 18 days	3 years 9 months 29 days